UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811–05740

Putnam Managed Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Putnam Managed
Municipal Income
Trust
April 30, 2025
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : The Fund has implemented a managed distribution plan whereby the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025, the Fund made monthly distributions to shareholders at the rate of
$0.0238 per share. Effective May 1, 2025, the Fund intends to make monthly distributions to shareholders at the rate of $0.0265 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 22
Notes to Financial Statements 25
Important Information to Shareholders 35
Annual Meeting of Shareholders 36
Dividend Reinvestment and Cash Purchase Plan 37
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Putnam Managed Municipal Income Trust
Dear Shareholder,
This semiannual report for Putnam Managed Municipal
Income Trust covers the period ended April 30, 2025.
Fund Overview
Your Fund’s Goal and Main Investments
The goal of the Fund is to seek a high level of current
income exempt from federal income tax. The Fund intends
to achieve its goal by investing in a diversified portfolio of tax-exempt municipal securities which management believes
does not involve undue risk to income or principal. Up to
60% of the Fund’s assets may consist of high-yield tax-
exempt municipal securities that are below investment-grade
and involve special risk considerations. The Fund also uses
leverage, primarily by issuing preferred shares in an effort to enhance the returns for the common shareholders. The
Fund’s shares trade on a stock exchange at market prices,
which may be lower than the Fund’s net asset value.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of -2.80% based on net asset value and -3.22%
based on market price. For comparison, the Bloomberg
Municipal Bond Index, which is a market value-weighted
index of tax-exempt, investment-grade municipal bonds with
maturities of one year or more, posted a -0.78% cumulative
total return
1
. You can find the Fund’s long-term performance
data in the Performance Summary on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
The Fund has implemented a managed distribution plan
whereby the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025, the Fund made
monthly distributions to shareholders at the rate of $0.0238 per share. Effective May 1, 2025, the Fund intends to
make monthly distributions to shareholders at the rate of
$0.0265 per share. Management will generally distribute
amounts necessary to satisfy the Fund’s plan and the
requirements prescribed by excise tax rules and Subchapter
M of the Internal Revenue Code. The plan is intended to
provide shareholders with a consistent distribution each
month and is intended to narrow the discount between the
market price and the NAV of the Fund’s common shares,
but there is no assurance that the plan will be successful
in doing so. During this six-month period, the Fund made
distributions to shareholders totaling $0.1428 per share.
As of April 30, 2025, the Fund estimates that 83.9% of the
distributions were sourced from net investment income
and 16.1% constituted a return of capital. Please see
“Important Information to Shareholders” section for additional information.
Effective September 30, 2024, James Conn, Francisco
Rivera, Daniel Workman and Benjamin C. Barber were
added as portfolio managers of the Fund. Effective May 30,
2025, Paul M Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
Portfolio Composition
4/30/25
% of Total
Investments
Health Care 21.21%
Education 16.79%
Special Tax 13.71%
Housing 9.65%
Industrial Development Revenue and Pollution
Control 9.62%
Other Revenue Bonds 8.20%
Local 5.47%
State General Obligation 4.74%
Transportation 4.02%
Lease 3.44%
Utilities 2.13%
Prerefunded 0.41%
Other 0.61%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Putnam
Managed Municipal Income Trust. We look forward to
serving your future investment needs.
Sincerely,
Paul M. Drury, CFA
Garrett L Hamilton, CFA
James Conn, CFA
Francisco Rivera
Daniel Workman, CFA
Benjamin C. Barber, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of April 30, 2025
Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/25

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

6-Month -2.80% -3.22% -2.80% -3.22%
1-Year 2.56% 6.27% 2.56% 6.27%
5-Year 14.03% 14.08% 2.66% 2.67%
10-Year 31.84% 35.64% 2.80% 3.10%
Symbol: PMM 4/30/25 10/31/24 Change
Net Asset Value (NAV) $6.48 $6.81 -$0.33
Market Price (NYSE) $5.94 $6.28 -$0.34
Distributions Per Share
(11/1/24–4/30/25)
Net Investment
Income
$0.1428
Distributions Per Remarketed Preferred Share
(11/1/24–4/30/25)
Income Total
Series A (240 shares) $2,518.33 $2,518.33
Series C (1,507 shares) 1,255.21 1,255.21
See page 5 for Performance Summary footnotes.

Putnam Managed Municipal Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls . Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. An investor may be subject to the federal Alternative Minimum Tax , and state and local taxes may apply. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Putnam Managed Municipal Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Per common share operating
performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.81 $5.75 $5.94 $8.19 $7.91 $8.15
Income from investment operations:
Net investment income
a
............. 0.18 0.35 0.32 0.30 0.31 0.33
Net realized and unrealized gains (losses) (0.34) 1.10 (0.09) (2.13) 0.35 (0.17)
Distributions to preferred shareholders from:
Net investment income .............. (0.06) (0.13) (0.11) (0.03) —
b
(0.02)
Net realized gains ................. — — — —
b
— (0.01)
Total from investment operations ........ (0.22) 1.32 0.12 (1.86) 0.66 0.13
Less distributions to common shareholders
from:
Net investment income .............. (0.14) (0.22) (0.20) (0.29) (0.32) (0.33)
Net realized gains ................. — — — (0.03) (0.06) (0.05)
Tax return of capital ................ — (0.07) (0.13) (0.07) — —
Total distributions ................... (0.14) (0.29) (0.33) (0.39) (0.38) (0.38)
Repurchase of shares (Note 2 ) ......... 0.03 0.03 0.02 —
b
— 0.01
Net asset value, end of period .......... $6.48 $6.81 $5.75 $5.94 $8.19 $7.91
Market value, end of period
c
........... $5.94 $6.28 $5.14 $5.75 $8.25 $7.64
Total return (based on net asset value per
share)
d
........................... (2.80)% 27.95% (5.69)% (26.35)% 13.11% 0.77%
Total return (based on market value per
share)
d
........................... (3.22)% 23.58% 1.87% (23.46)% 8.44% 1.93%
Ratios to average net assets applicable
to common shares
e,f,g
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.16% 1.39% 1.10% 0.93% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
h
0.98%
h
1.21%
h
1.09%
h
0.93% 0.98%
h
Net investment income ............... 3.68% 3.36% 3.27% 3.75% 3.73% 3.92%
Supplemental data
Net assets applicable to common shares,
end of period (000’s) ............... $278,353 $304,155 $270,854 $289,259 $401,053 $386,602
Portfolio turnover rate 7% 20% 45% 24% 21% 38%
a
Based on average daily common shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
g
Based on income and expenses applicable to both common and preferred shares.
h
Reflects waivers of certain fund expenses in connection with the Fund's remarketed preferred shares (Note 4).

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 134.5%
Alaska 1.6%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... $ 5,125,000 $ 4,522,585
Arizona 5.5%
a
Arizona Industrial Development Authority ,
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2017 G, Refunding, 5%,
7/01/37 ........................................................ 500,000 500,934
Somerset Academy of Las Vegas, Revenue, 144A, 2021 A, 4%, 12/15/41 ........ 500,000 427,983
Industrial Development Authority of the City of Phoenix Arizona (The) ,
a
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
7/01/35 ........................................................ 900,000 900,302
a
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/35 ........................................................ 600,000 600,222
a
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 250,000 239,774
GreatHearts Arizona Obligated Group, Revenue, 2014 A, 5%, 7/01/44 .......... 1,700,000 1,639,107
a
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,576,486
a
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2012, 5%, 3/01/32 . 750,000 749,943
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2015 A, Refunding,
5%, 9/01/34 .................................................... 500,000 495,391
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 500,000 494,656
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 2,330,000 2,146,941
Maricopa County Industrial Development Authority ,
a
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 1,800,000 1,870,488
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 750,000 751,396
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 2,000,000 2,124,511
Revenue, 2007-1, 5%, 12/01/32 ....................................... 570,000 599,581
a
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 272,104
15,389,819
California 8.9%
a
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 389,396
b
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-2 , Refunding , 5.45%, 6/01/55 ...................... 5,410,000 1,095,435
a
California Infrastructure & Economic Development Bank ,
c
Desertxpress Enterprises LLC, Revenue, 144A, 2025 A, Refunding, Mandatory Put,
9.5%, 1/01/35 ................................................... 900,000 869,216
b
WFCS Holdings II LLC, Revenue, 144A, 2021 B, 7.71%, 1/01/61 .............. 4,345,000 307,239
California Municipal Finance Authority ,
a
Catalyst Impact Fund 1 LLC, Revenue, 144A, 2024, I, 6%, 1/01/39 ............. 800,000 811,860
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,410,000 1,744,120
a
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 800,000 840,061

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. $ 750,000 $ 657,990
a
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 450,287
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 413,834
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 670,000 672,125
a
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,831,792
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%,
4/01/57 ........................................................ 1,765,000 1,245,018
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 550,000 345,762
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 835,000 730,223
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 3,125,000 2,275,118
Parallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 ..................... 2,675,000 2,289,016
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 2,000,000 1,321,666
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, 4%, 5/01/49 ........................................ 7,420,000 6,467,515
Revenue, 2019 A, Pre-Refunded, 4%, 5/01/49 ............................ 80,000 79,956
24,837,629
Colorado 3.0%
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ......
300,000 296,631
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 150,000 141,231
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 175,000 153,411
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 350,000 280,873
Colorado Health Facilities Authority ,
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/31 ........................................................ 500,000 501,355
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/37 ........................................................ 1,250,000 1,250,780
a
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,607,981
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 803,437
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 .........
1,000,000 862,573
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ...............
375,000 348,490
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 .....
500,000 485,910
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 450,000 381,915
Sterling Ranch Metropolitan District No. 4 Subdistrict A, Revenue, Senior Lien, 2024
A, Refunding, 6.5%, 12/01/54 ....................................... 1,000,000 1,012,757
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 295,890
8,423,234
Connecticut 1.4%
a
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,504,328
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.5%,
10/01/55 ....................................................... 100,000 100,572

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority, (continued)
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.25%,
10/01/60 ....................................................... $ 150,000 $ 146,499
3,751,399
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/36 .... 705,000 705,230
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/51 .... 1,035,000 938,852
a
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 877,282
a
Town of Millsboro ,
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.125%, 7/01/38 ................................................. 490,000 471,678
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.25%, 7/01/48 .................................................. 997,000 922,921
3,915,963
Florida 13.0%
a
Capital Projects Finance Authority ,
b
PRG - UnionWest Properties LLC, Revenue, 144A, 2024 B, 5.854%, 6/01/62 ..... 7,950,000 1,203,193
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5%,
6/01/54 ........................................................ 750,000 709,588
Capital Trust Agency, Inc. ,
a
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,900,000 1,676,472
a
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.5%, 1/01/35 ............... 740,000 713,927
b
WFCS Holdings LLC, Revenue, 2020 B, 7.86%, 1/01/60 ..................... 6,000,000 434,653
a
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.375% , 7/01/65 ............................................ 165,000 152,739
a
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 151,108
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54
750,000 740,166
a
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 879,261
a
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 362,649
County of Lake , Waterman Communities, Inc. , Revenue , 2020 A , Refunding , 5.75% ,
8/15/55 ......................................................... 750,000 699,492
a
County of Palm Beach ,
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 5%, 6/01/57 ...... 625,000 543,812
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 1,600,000 1,493,417
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 637,835
Florida Development Finance Corp. ,
a
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 500,000 402,005
a
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ 700,000 623,665
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 1,500,000 1,401,927
Florida Higher Educational Facilities Financial Authority ,
Rollins College, Revenue, 2024, 4.125%, 12/01/54 ......................... 1,000,000 868,175
St. Leo University, Inc. Obligated Group, Revenue, 2019, Refunding, 5%, 3/01/44 .. 1,370,000 1,047,979
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District, Special Assessment,
2024, 5.15%, 5/01/44 ............................................. 650,000 645,380

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Municipal Loan Council, (continued)
Shingle Creek Transit & Utility Community Development District, Special Assessment,
2024, 5.4%, 5/01/54 .............................................. $ 825,000 $ 813,471
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 200,786
GIR East Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.3%, 5/01/45 ................ 300,000 286,964
Assessment Area 1, Special Assessment, 2025, 5.5%, 5/01/55 ................ 575,000 543,046
Governors Park South Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.4%, 5/01/45 ................ 250,000 243,272
Assessment Area 1, Special Assessment, 2025, 5.65%, 5/01/55 ............... 375,000 363,054
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,300,000 1,303,970
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 498,448
Lakewood Ranch Stewardship District ,
Assessment Azario, Special Assessment, 2019, 4%, 5/01/40 ................. 1,000,000 909,088
a
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 4%, 5/01/50 ............................................ 250,000 203,767
Assessments, Special Assessment, 2023, 6.3%, 5/01/54 .................... 1,140,000 1,183,683
Assessments, Special Assessment, 2024, 5.25%, 5/01/44 ................... 585,000 569,953
Villages Lakewood Ranch South, Special Assessment, 2016, 5.125%, 5/01/46 .... 740,000 723,878
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 474,687
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,240,000 1,239,189
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,213,533
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,650,453
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 243,381
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 230,851
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 1,000,829
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,325,858
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 355,000 313,084
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 500,000 410,601
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 489,662
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ 450,000 450,146
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 670,000 654,517
a
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3.25% , 5/01/40 ............................................... 2,410,000 1,993,175
a
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 211,659
36,132,448

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 6.2%
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... $ 1,785,000 $ 1,352,272
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,063,257
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... 515,000 465,996
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/30 .............................................. 685,000 685,292
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, Pre-Refunded, 5%, 7/15/30 .................................. 15,000 15,045
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/38 .............................................. 740,000 709,625
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, Pre-Refunded, 5%, 7/15/38 .................................. 25,000 25,076
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,421,270
a
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. 2,980,000 2,728,495
Main Street Natural Gas, Inc. ,
Revenue, 2019 A, 5%, 5/15/34 ........................................ 3,345,000 3,401,140
c
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 2,200,000 2,308,054
17,175,522
Illinois 8.1%
Chicago Board of Education ,
GO, 2015 C, 5.25%, 12/01/39 ........................................ 1,500,000 1,446,194
GO, 2017 H, 5%, 12/01/36 ........................................... 2,100,000 2,034,425
GO, 2021 A, 5%, 12/01/40 ........................................... 500,000 497,265
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,278,120
City of Chicago ,
GO, 2019 A, 5.5%, 1/01/49 ........................................... 1,000,000 1,001,901
GO, 2020 A, Refunding, 5%, 1/01/30 ................................... 1,800,000 1,879,797
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 2,747,000 2,476,636
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.04%, 12/01/28 ........................................ 241,000 228,501
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.38%, 12/01/31 ........................................ 341,000 314,825
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 227,202
Illinois Finance Authority ,
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/37 ......................... 1,200,000 1,181,423
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 1,500,000 1,417,080
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/41 ..... 400,000 374,207
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/51 ..... 1,000,000 865,911
Plymouth Place Obligated Group, Revenue, 2021 A, Refunding, 5%, 5/15/56 ..... 815,000 691,054
Southern Illinois Healthcare Obligated Group, Revenue, 2017 C, Refunding, 5%,
3/01/33 ........................................................ 700,000 704,571
Metropolitan Pier & Exposition Authority ,
b
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2017 B,
Refunding, 4.792%, 12/15/47 ....................................... 1,500,000 1,036,737
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2022 A,
Refunding, 4%, 6/15/52 ............................................ 2,100,000 1,692,082
State of Illinois ,
GO, 2018 A, 5%, 5/01/38 ............................................ 1,000,000 1,017,388

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2023 B, 5.25%, 5/01/40 ......................................... $ 2,100,000 $ 2,196,450
22,561,769
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58
500,000 493,526
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.5%,
5/15/53 ........................................................ 600,000 667,048
Lifespace Communities, Inc. Obligated Group, Revenue, 2024 A, Refunding, 5.125%,
5/15/59 ........................................................ 1,500,000 1,421,050
2,088,098
Kansas 0.1%
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
315,000 296,194
Kentucky 0.3%
Kentucky Economic Development Finance Authority ,
Masonic Homes of Kentucky, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 5/15/46 .................................................... 1,000,000 782,398
Owensboro Health, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
6/01/41 ........................................................ 125,000 125,433
907,831
Louisiana 1.0%
a
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,214,057
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 1,500,000 1,534,253
Tulane University, Revenue, 2017 A, Pre-Refunded, 4%, 12/15/50 ............. 20,000 20,428
2,768,738
Maine 0.2%
a,c
Finance Authority of Maine , Casella Waste Systems, Inc. , Revenue , 144A, 2015 ,
Mandatory Put , 5.125% , 8/01/25 ...................................... 500,000 498,111
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 548,272
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 250,000 250,088
County of Frederick ,
a
Mount St. Mary's University, Inc., Revenue, 144A, 2017 A, Refunding, 5%, 9/01/37 . 500,000 481,574
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,227,942
a
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 987,025
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/40 ........................................................ 755,000 667,296

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/50 ........................................................ $ 750,000 $ 594,367
4,756,564
Massachusetts 1.0%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ...............
1,000,000 998,888
Massachusetts Development Finance Agency ,
a,d
Adventcare Obligated Group, Revenue, 144A, 2007, 6.65%, 10/15/28 .......... 995,000 10
a
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/60 .................. 1,000,000 954,279
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 1,000,000 825,233
2,778,410
Michigan 4.7%
City of Detroit ,
GO, 2018, 5%, 4/01/37 ............................................. 750,000 761,991
GO, B-1, 4%, 4/01/44 ............................................... 3,952,414 3,113,030
Flint Hospital Building Authority , Hurley Medical Center , Revenue , 2013 A , 5.25% ,
7/01/39 ......................................................... 750,000 723,655
Michigan Finance Authority ,
Aquinas College, Revenue, 2021, Refunding, 5%, 5/01/46 ................... 500,000 374,894
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 650,000 609,615
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 .
1,000,000 626,647
e
Pontiac School District ,
GO, 2020, 4%, 5/01/45 ............................................. 3,576,470 3,326,234
GO, 2020, 4%, 5/01/50 ............................................. 4,023,530 3,611,833
13,147,899
Minnesota 1.2%
a
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 287,367
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 429,471
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ...
575,000 548,355
Minnesota Higher Education Facilities Authority , Augsburg University , Revenue , 2016 A ,
5% , 5/01/46 ...................................................... 1,250,000 856,360
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36
965,000 965,269
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 326,732
3,413,554
Missouri 4.9%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 1,000,000 890,621
Children's Mercy Hospital Obligated Group, Revenue, 2017 A, 4%, 5/15/48 ...... 5,600,000 5,026,224
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/38 .................................................... 900,000 740,251
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 2,270,000 1,740,650
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,900,000 1,416,482

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ $ 875,000 $ 738,874
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 3,250,000 3,128,965
13,682,067
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 200,000 200,719
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 415,000 374,335
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 590,000 491,528
Special Improvement District No. 815, Special Assessment, 2020, 5%, 12/01/49 ... 595,000 561,213
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 478,589
Special Improvement District No. 817, Special Assessment, 2023, 5.5%, 6/01/38 .. 375,000 390,848
Special Improvement District No. 817, Special Assessment, 2023, 5.75%, 6/01/43 . 500,000 513,694
Special Improvement District No. 817, Special Assessment, 2023, 6%, 6/01/48 .... 350,000 361,586
Special Improvement District No. 817, Special Assessment, 2023, 6%, 6/01/53 .... 500,000 511,909
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 375,000 375,636
4,260,057
New Hampshire 1.5%
New Hampshire Business Finance Authority ,
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 2,237,421 2,049,336
f
Revenue, FRN, 2024-3, A, 4.163%, 10/20/41 ............................. 995,516 920,606
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 250,000 250,334
Southern New Hampshire Health Obligated Group, Revenue, 2016, Refunding, 5%,
10/01/37 ....................................................... 1,000,000 1,004,277
4,224,553
New Jersey 0.7%
New Jersey Economic Development Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2013, 6%,
10/01/33 ....................................................... 900,000 901,256
United Airlines, Inc., Revenue, 2000 B, 5.625%, 11/15/30 .................... 500,000 500,068
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 456,602
1,857,926
New York 8.3%
Metropolitan Transportation Authority , Revenue , 2017 C-1 , Refunding , 4% , 11/15/35 .
3,000,000 2,948,700
New York Counties Tobacco Trust VI ,
Revenue, 2016 A-2B, Refunding, 5%, 6/01/45 ............................ 3,000,000 2,639,640
Revenue, 2016 A-2B, Refunding, 5%, 6/01/51 ............................ 700,000 603,389
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 2.875%, 11/15/46 ........................... 1,860,000 1,301,175
Revenue, 2021 A, Refunding, BAM Insured, 3%, 11/15/51 ................... 3,000,000 2,089,675
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 4,215,000 2,907,652
a
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 750,000 750,027
Port Authority of New York & New Jersey, Revenue, 1WTC 2021, Refunding, 2.75%,
2/15/44 ........................................................ 1,835,000 1,293,301
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 1,250,000 1,252,885
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 1,000,000 1,035,765

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
a
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... $ 1,000,000 $ 1,012,294
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,450,174
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............
2,000,000 2,043,854
Suffolk Tobacco Asset Securitization Corp. , Revenue , 2021 A-2 , Refunding , 4% ,
6/01/50 ......................................................... 800,000 685,821
23,014,352
North Carolina 1.3%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/36 .................................................... 2,320,000 2,177,863
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 500,000 471,425
Southminster, Inc. Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/37 .... 965,000 965,723
3,615,011
North Dakota 1.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2023 A, AGMC Insured, 5%,
12/01/48 ....................................................... 350,000 354,748
Altru Health System Obligated Group, Revenue, 2023 A, AGMC Insured, 5%,
12/01/53 ....................................................... 2,000,000 2,012,750
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ......................
1,100,000 1,058,767
3,426,265
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 1,300,000 902,021
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 470,000 410,750
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 1,500,000 1,467,571
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 535,503
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 1,575,000 1,225,131
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 383,978
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/54 ........................................... 1,500,000 1,504,595
a
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... 1,320,000 1,206,161
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 128,932
7,764,642
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 260,000 260,025
Pennsylvania 4.8%
Chester County Industrial Development Authority ,
Collegium Charter School, Revenue, 2017 A, 5.125%, 10/15/37 ............... 750,000 727,103
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,000,000 910,976

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. $ 500,000 $ 446,372
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,779,337
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. 900,000 897,874
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 767,994
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group, Revenue, 2022 A, 5%, 1/01/41 ... 1,400,000 1,381,842
Lutheran Senior Services East Obligated Group, Revenue, 2022 A, 5%, 1/01/42 ... 1,450,000 1,424,215
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 6%, 6/30/61 1,000,000 1,046,291
c
Talen Energy Supply LLC, Revenue, 2009 C, Refunding, Mandatory Put, 5.25%,
6/01/27 ........................................................ 500,000 500,866
a
Philadelphia Authority for Industrial Development ,
d
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 2,582,526 2,014,370
University of the Arts (The), Revenue, 144A, 2017, Pre-Refunded, 5%, 3/15/45 ... 40,000 42,130
University Plaza Associates, Revenue, 144A, 2017, III, Pre-Refunded, 5.25%,
12/01/47 ....................................................... 1,300,000 1,340,292
13,279,662
South Carolina 5.4%
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 836,783
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.75%, 11/15/54 ... 1,000,000 1,018,567
a
Greenville Renewable Energy Education Charter School Obligated Group, Revenue,
144A, 2021 A, Refunding, 4%, 6/01/56 ................................ 1,020,000 687,662
a
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/39 ............ 500,000 459,559
a
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/49 ............ 1,000,000 883,801
e
South Carolina Public Service Authority ,
Revenue, 2021 B, 4%, 12/01/41 ....................................... 4,000,000 3,754,345
Revenue, 2021 B, 4%, 12/01/42 ....................................... 5,250,000 4,893,811
Revenue, 2021 B, 4%, 12/01/51 ....................................... 3,000,000 2,602,540
15,137,068
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,290,504
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 .....
1,000,000 1,076,348
2,366,852
Texas 11.4%
Arlington Higher Education Finance Corp. ,
a
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 5%, 6/15/64 ......... 1,200,000 1,099,029
a
Magellan School (The), Revenue, 144A, 2022, 6.375%, 6/01/62 ............... 1,100,000 1,111,630
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/41 ................. 610,000 509,394
a
City of Aubrey , Duck Point Public Improvement District , Special Assessment , 144A,
2025 , 5.625% , 12/31/55 ............................................. 110,000 101,820
a
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 5%, 11/01/44 ............................... 555,000 517,497
Whisper Valley Public Improvement District Improvement Area No. 3, Special
Assessment, 144A, 2024, 5.25%, 11/01/53 ............................. 750,000 693,583

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... $ 150,000 $ 142,204
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 270,000 254,219
City of Houston Airport System ,
United Airlines, Inc., Revenue, 2015 B-1, 5%, 7/15/35 ....................... 2,500,000 2,460,602
United Airlines, Inc., Revenue, 2021 A, 4%, 7/01/41 ........................ 1,250,000 1,124,237
a
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.125% , 9/01/45 ......................... 390,000 362,138
City of San Antonio , Electric & Gas Systems , Revenue , 2024 C , Refunding , 5.5% ,
2/01/49 ......................................................... 5,000,000 5,391,432
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2022 A, 4%, 8/15/51 ....................... 1,200,000 1,012,082
International Leadership of Texas, Inc., Revenue, 2018 D, 6.125%, 8/15/48 ...... 2,500,000 2,500,447
a
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 5.875%, 12/31/45 ............................ 125,000 118,332
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 6.125%, 12/31/55 ............................ 250,000 235,147
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 ..
7,000,000 7,194,878
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/37 ........................................................ 250,000 251,080
YMCA of the Greater Houston Area, Revenue, 2013 A, Refunding, 5%, 6/01/33 ... 1,000,000 961,882
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,260,824
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AGMC Insured , 4.125% , 7/01/53 ................... 1,000,000 873,594
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 986,546
a,g
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 531,182
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 1,000,000 1,041,074
b
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.77%, 8/01/39 ............................................. 700,000 360,081
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ 900,000 727,844
31,822,778
Utah 2.0%
a
Black Desert Public Infrastructure District , Assessment Area No. 1 , Special
Assessment , 144A, 2024 , 5.625% , 12/01/53 .............................. 1,300,000 1,266,055
a
Mida Mountain Village Public Infrastructure District , Mountain Village Assessment Area
No. 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 ....................... 1,250,000 992,874
a
MIDA Mountain Village Public Infrastructure District ,
Special Assessment, 144A, 2020 A, 5%, 8/01/50 .......................... 1,045,000 967,767
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-2, 6%, 6/15/54 500,000 500,927
a
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 300,000 281,940
Utah Infrastructure Agency , Revenue , 2023 , 6% , 10/15/47 .....................
1,350,000 1,446,686
5,456,249

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 1.4%
a
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... $ 995,000 $ 995,340
a
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 360,000 332,114
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group, Revenue,
2021 A, Refunding, 4%, 6/01/47 ..................................... 1,000,000 768,717
Williamsburg Landing, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/50 ....................................................... 1,235,000 947,056
a
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 460,000 449,618
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 491,875
3,984,720
Washington 5.1%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,286,022
a
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 760,582
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
1,000,000 1,026,296
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 103,455 95,321
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 3,158,127 2,846,664
f
Revenue, FRN, 2024-1, A, 3.812%, 3/20/40 .............................. 747,401 688,069
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/48 ........................................................ 1,200,000 1,200,744
a
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2016 A, Refunding, 5%, 1/01/36 ..................................... 1,175,000 1,160,497
a
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 660,000 710,898
a
Spokane International Academy, Revenue, 144A, 2021 A, 5%, 7/01/50 .......... 500,000 459,979
a
Spokane International Academy, Revenue, 144A, 2021 A, 5%, 7/01/56 .......... 1,130,000 1,017,153
a
Wesley Homes Lea Hill LLC, Revenue, 144A, 2016, Refunding, 5%, 7/01/36 ..... 580,000 522,598
a
Wesley Homes Lea Hill LLC, Revenue, 144A, 2016, Refunding, 5%, 7/01/41 ..... 500,000 424,795
14,199,618
West Virginia 2.0%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,676,373
Wisconsin 8.0%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 2,141,407 2,169,315
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 300,000 294,331
a
CFC-SA LLC, Revenue, Sub. Lien, 144A, 2022 B, 6%, 2/01/62 ................ 1,000,000 1,026,803
a
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/63 ........ 1,000,000 1,017,027
a
Church Home of Hartford Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
9/01/30 ........................................................ 945,000 928,274
a
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 1,425,000 1,445,019
a
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/55 .................................................... 1,000,000 901,349
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5.5%, 6/15/55 ....... 410,000 413,864
a
Mary's Woods at Marylhurst Obligated Group, Revenue, 144A, 2017 A, Refunding,
5.25%, 5/15/37 .................................................. 380,000 380,200
a
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/54 ........................................................ 910,000 820,147
Piedmont Community Charter School, Inc., Revenue, 2019, 5%, 6/15/53 ........ 1,150,000 1,076,299

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
a
Roseman University of Health Sciences, Revenue, 144A, 2020, 5%, 4/01/40 ..... $ 1,085,000 $ 1,058,108
a
Southminster, Inc. Obligated Group, Revenue, 144A, 2018, 5%, 10/01/48 ........ 800,000 733,470
a
UHF Promenade Apts LLC (The), Revenue, 144A, 2024, 6.25%, 2/01/39 ........ 800,000 804,027
a
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-1, 4%, 7/01/61 ........ 600,000 444,658
a
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/51 ........................................................ 2,000,000 1,381,012
a
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 1,700,000 1,503,192
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/41 ........................................................ 4,000,000 3,742,293
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 650,000 487,486
PHW Menomonee Falls, Inc., Revenue, 2024, 6.125%, 10/01/59 .............. 300,000 300,147
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 270,000 237,298
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 1,150,000 960,558
22,124,877
U.S. Territories 10.9%
District of Columbia 6.2%
District of Columbia ,
GO, 2023 A, 5%, 1/01/45 ............................................ 6,675,000 6,945,900
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/52 .................................................... 1,000,000 883,828
International School Obligated Group, Revenue, 2019, 5%, 7/01/39 ............ 400,000 404,892
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/44 .................... 750,000 660,770
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 5%, 6/01/40 ............................... 2,500,000 2,404,916
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/35 .............. 1,140,000 1,256,860
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/36 .............. 1,365,000 1,504,658
a
Rocketship DC Obligated Group, Revenue, 144A, 2021 A, 5%, 6/01/61 ......... 400,000 350,345
b
Tobacco Settlement Financing Corp., Revenue, 2006 A, 6.79%, 6/15/46 ......... 7,500,000 1,871,324
e
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Sub. Lien , 2019
B , Refunding , 4% , 10/01/53 .......................................... 1,065,000 896,142
17,179,635
Puerto Rico 4.7%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/33 .......................................... 1,920,000 1,834,812
GO, 2022 A-1, 4%, 7/01/37 .......................................... 3,000,000 2,753,351
GO, 2022 A-1, 4%, 7/01/41 .......................................... 3,388,447 2,888,187
d
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 2,500,000 1,218,750
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,369,680
13,064,780
Total U.S. Territories .................................................................... 30,244,415
Total Municipal Bonds (Cost $389,159,424) .....................................
374,256,803
a a a a

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.8%
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 0.2%
b,h
U.S. Treasury Bills, 4.13%, 10/02/25 ..................................... $ 400,000 $ 393,019
Total U.S. Government and Agency Securities (Cost $393,200) ....................
393,019
Shares
a
Money Market Funds 3.6%
i,j
Putnam Short Term Investment Fund, Class P, 4.468% ....................... 10,089,309 10,089,309
Total Money Market Funds (Cost $10,089,309) ..................................
10,089,309
Total Short Term Investments (Cost $10,482,509) ................................
10,482,328
a
Total Investments (Cost $399,641,933) 138.3% ..................................
$384,739,131
Remarketed Preferred Shares (35.7)% .........................................
(99,350,000)
Floating Rate Notes Issued (4.4)% .............................................
(12,300,075)
Other Assets, less Liabilities 1.8% .............................................
5,263,886
Net Assets 100.0% ...........................................................
$278,352,942
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $85,596,987, representing 30.8% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 8 .
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( b ).
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the value of this security pledged amounted to $312,450, representing 0.1% net assets.
i
See Note 4 ( e ) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day yield at period end.

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
See Note  9  regarding other derivative information.
See A bbreviations on page 34 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 59 $ 7,140,844 6/18/25 $ 12,315
Total Futures Contracts ...................................................................... $12,315
*
As of period end.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Managed
Municipal
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $389,552,624
Cost - Non-controlled affiliates (Note 4 e ) ........................................................ 10,089,309
Value - Unaffiliated issuers .................................................................. $374,649,822
Value - Non-controlled affiliates (Note 4 e ) ....................................................... 10,089,309
Cash .................................................................................... 791,142
Receivables:
Dividends and interest ..................................................................... 6,048,625
Variation margin on futures contracts ........................................................... 42,455
Prepaid expenses .......................................................................... 68,043
Total assets .......................................................................... 391,689,396
Liabilities:
Payables:
Investment securities purchased .............................................................. 526,240
Management fees ......................................................................... 387,454
Administrative fees ........................................................................ 1,386
Transfer agent fees ........................................................................ 37,537
Professional fees ......................................................................... 124,193
Trustees' fees and expenses ................................................................. 104,433
Floating rate notes issued ................................................................... 12,300,075
Distributions to preferred shareholders (Note 1f) .................................................. 35,145
Preferred share remarketing agent fees ......................................................... 96,866
Accrued interest (Note 1d) .................................................................. 318,331
Accrued expenses and other liabilities ........................................................... 54,794
Total liabilities ......................................................................... 13,986,454
Series A remarketed preferred shares: (240 shares authorized and issued at $100,000 per share) (Note 3) ........ 24,000,000
Series C remarketed preferred shares: (1,507 shares authorized and issued at $50,000 per share) (Note 3) ....... 75,350,000
Net assets applicable to common shares, at value .......................................... $278,352,942
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $319,759,368
Total distributable earnings (losses) ............................................................. (41,406,426)
Net assets applicable to common shares, at value .......................................... $278,352,942
Common shares outstanding .................................................................. 42,985,233
Net asset value per common share
a
............................................................. $6.48
a
Net asset value per common share may not recalculate due to rounding.

Putnam Managed Municipal Income Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Managed
Municipal
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 4 e ) ............................................................. $126,271
Interest:
Unaffiliated issuers ........................................................................ 9,217,284
Total investment income ................................................................... 9,343,555
Expenses:
Management fees (Note 4 a ) ................................................................... 1,077,043
Administrative fees (Note 4 b ) .................................................................. 3,346
Transfer agent fees (Note 4 c ) .................................................................. 75,244
Custodian fees (Note 5) ..................................................................... 5,713
Reports to shareholders fees .................................................................. 43,603
Registration and filing fees .................................................................... 11,963
Professional fees ........................................................................... 156,529
Trustees' fees and expenses .................................................................. 5,159
Preferred share remarketing agent fees .......................................................... 74,927
Interest expense (Note 1d) .................................................................... 254,993
Other .................................................................................... 31,943
Total expenses ......................................................................... 1,740,463
Expense reductions (Note 5) ............................................................... (1,205)
Expenses waived/paid by affiliates (Note 4e) ................................................... (271,729)
Net expenses ......................................................................... 1,467,529
Net investment income ................................................................ 7,876,026
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (539,765)
Futures contracts ......................................................................... 132,689
Net realized gain (loss) .................................................................. (407,076)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (14,097,555)
Futures contracts ......................................................................... (98,568)
Net change in unrealized appreciation (depreciation) ............................................ (14,196,123)
Net realized and unrealized gain (loss) ............................................................ (14,603,199)
Net increase (decrease) in net assets resulting from operations .......................................... $(6,727,173)
Distributions to remarketed preferred shareholder s (Note1f) ............................................ (2,496,000)
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $(9,223,173)

Putnam Managed Municipal Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Managed Municipal Income Trust
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,876,026 $16,232,652
Net realized gain (loss) ................................................. (407,076) (5,691,926)
Net change in unrealized appreciation (depreciation) ........................... (14,196,123) 56,610,789
Distributions to remarketed preferred shareholders ............................ (2,496,000) (5,878,858)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... (9,223,173) 61,272,657
Distributions to common shareholders ....................................... (6,241,927) (9,772,548)
Distributions to common shareholders from tax return of capital .................... — (3,296,993)
Total distributions to common shareholders ................................... (6,241,927) (13,069,541)
Capital share transactions from - repurchase of shares (Note 2 ) .................... (10,336,904) (14,902,031)
Net increase (decrease) in net assets ................................... (25,802,004) 33,301,085
Net assets applicable to common shares:
Beginning of period ..................................................... 304,154,946 270,853,861
End of period .......................................................... $278,352,942 $304,154,946

Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Managed Municipal Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange are
valued at the official closing price of the day.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
d. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $21,535,079
were held by the TOB trust and served as collateral for
$12,300,075 in floating-rate bonds outstanding. For the
reporting period ended, the fund incurred interest expense
of $220,874 for these investments based on an average
interest rate of 3.01%.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income is recorded on the ex-dividend date.
1. Organization and Significant Accounting Policies
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Distributions to common and preferred shareholders from net
investment income, if any, are recorded by the Fund on the
ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually.
The Fund pays targeted distribution rates to its common
shareholders. Distributions are sourced first from tax-exempt and ordinary income. The balance of the distributions, if
any, comes next from capital gain and then will constitute
a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the
Fund. The Fund may make return of capital distributions
to achieve the targeted distribution rates. Dividends on
remarketed preferred shares become payable when, as
and if declared by the Trustees. Each dividend period for
the remarketed preferred Series A shares is generally a 28
day period, and generally a 7 day period for Series C. The
applicable dividend rate for the remarketed preferred shares on April 30, 2025 was 4.80% on Series A, and 4.80% for
Series C. The amount and character of income and gains
to be distributed are determined in accordance with income
tax regulations, which may differ from generally accepted
accounting principles. Dividend sources are estimated at
the time of declaration. Actual results may vary. Any non-
taxable return of capital cannot be determined until final
tax calculations are completed after the end of the Fund’s
fiscal year. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax
regulations.
During the reporting period, the fund has experienced
unsuccessful remarketings of its remarketed preferred
shares. As a result, dividends to the remarketed preferred
shares have been paid at the “maximum dividend rate,”
pursuant to the fund’s by-laws, which, based on the current
credit quality of the remarketed preferred shares, equals
110% of the 60-day “AA” composite commercial paper rate.
g. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). During the periods ended April
30, 2025 and October 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
In September 2024, the Board authorized management to renew the Fund’s open-market share repurchase program.
Under the program, the Fund may purchase, from time to time, fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. Repurchases are made when the fund’s shares are trading at less than net asset value and therefore increase the net asset value per share of the fund’s remaining shares. Transactions in the Fund’s shares were as follows:
3. Preferred Shares
The Series A (240) and C (1,507) remarketed Preferred shares are redeemable at the option of the Fund on any dividend payment date at a redemption price of $100,000 per Series A remarketed Preferred share and $50,000 per Series C remarketed Preferred share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.
It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the Fund earns taxable income and capital gains by the conclusion of a fiscal year, it may be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.
Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares. Additionally, the Fund’s bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the remarketed preferred shares by the shares’ rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At April 30,
2025, no such restrictions have been placed on the Fund.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
Period Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Shares repurchased ............................................. 1,677,498 $10,336,904 2,435,269 $14,902,031
Weighted average discount of cost of repurchase to net asset value of shares repurchased ................................................. 11.81% 8.93%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays Advisers for management and investment advisory services quarterly based on the average net assets of the
Fund, including assets attributable to preferred shares. Such fee is based on the following annual rates based on the average weekly net assets attributable to common and preferred shares.
The lesser of (i) 0.550% of average net assets attributable to common and preferred shares outstanding, or (ii) the following rates:
For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the fund’s average net assets attributable to common and preferred shares outstanding.
If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the Fund’s gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Advisers for that period will be reduced by the amount of the excess (but not more than the effective management fees rate under the contract multiplied by the liquidation preference of the remarketed preferred shares outstanding during the period). For the reporting period, Advisers reimbursed $271,729 to the Fund. Any amount in excess of the fee payable to Advisers for a given period will be used to reduce any subsequent fee payable to Advisers, as may be necessary. As of the period end, this excess amounted to $3,033,522.
Advisers retained Putnam Management as sub-advisor for the Fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
FT Services provides certain administrative services to the Fund. The fee for those services is paid by the Fund’s investment manager based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Annualized Fee Rate Net Assets
0.650% of the first $500 million of average weekly net assets,
0.550% of the next $500 million of average weekly net assets,
0.500% of the next $500 million of average weekly net assets,
0.450% of the next $5 billion of average weekly net assets,
0.425% of the next $5 billion of average weekly net assets,
0.405% of the next $5 billion of average weekly net assets,
0.390% of the next $5 billion of average weekly net assets and
0.380% of any excess thereafter.
4. Transactions with Affiliates
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.05% of the Fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Transfer agent fees in the Statement of Operations.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees, who were serving prior to
April 25, 2025, to defer the receipt of all or a portion of Trustees’ fees payable from July 1, 1995 through December 31, 2023.
The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund, who were serving prior to April 25, 2025 and who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in
Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension
Plan with respect to any Trustee first elected after 2003.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
5. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $3,560,890 $42,254,989 $(35,726,570) $— $— $10,089,309 10,089,309 $126,271
Total Affiliated Securities ... $3,560,890 $42,254,989 $(35,726,570) $— $— $10,089,309 $126,271
4. Transactions with Affiliates
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2025, aggregated
$25,989,900 and $45,814,331, respectively.
8. Credit Risk and Defaulted Securities
At April 30, 2025, the Fund had 35.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2025, the aggregate value of these securities was $3,233,131, representing 1.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $8,312,755
Long term ................................................................................ $16,017,531
Total capital loss carryforwards ............................................................... $24,330,286
Cost of investments .......................................................................... $399,297,179
Unrealized appreciation ........................................................................ $6,904,372
Unrealized depreciation ........................................................................ (21,462,420)
Net unrealized appreciation (depreciation) .......................................................... $(14,558,048)
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Managed Municipal Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 12,315
a
Variation margin on futures
contracts
$ —
Total .................... $12,315 $—

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2025, the average month end notional amount of futures contracts represented $3,190,451.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 34.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Managed Municipal Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts 132,689 Interest rate contracts (98,568)
Total ....................... $132,689 $(98,568)
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 374,256,803 $ — $ 374,256,803
Short Term Investments ................... 10,089,309 393,019 — 10,482,328
Total Investments in Securities ........... $10,089,309 $374,649,822 $— $384,739,131
9. Other Derivative Information
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the
Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust (continued)
Assets: (continued)
Other Financial Instruments:
Futures Contracts ....................... $12,315 $— $— $12,315
Total Other Financial Instruments ......... $12,315 $— $— $12,315
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Putnam Managed Municipal Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation
FRN Floating Rate Note

PUTNAM MANAGED MUNICIPAL INCOME TRUST

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Semiannual Report
Important Information to Shareholders
Managed Distribution Plan
The Fund has implemented a managed distribution plan
where the Fund will distribute a level distribution amount to shareholders. Until April 30, 2025, the Fund made monthly
distributions to shareholders at the rate of $0.0238 per
share. Effective May 1, 2025, the Fund intends to make
monthly distributions to shareholders at the rate of $0.0265 per share. Management will generally distribute amounts
necessary to satisfy the Fund’s plan and the requirements
prescribed by excise tax rules and Subchapter M of the
Internal Revenue Code. The plan is intended to provide
shareholders with a consistent distribution each month and
is intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there is no
assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the 1940 Act, shareholders
will receive a notice that details the source of income for
each dividend such as net investment income, gain from
the sale of securities and return of principal. However,
determination of the actual source of the Fund’s dividend
can only be made at year-end. The actual source amounts
of all Fund dividends will be included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Putnam Managed Municipal Income Trust
Annual Meeting of Shareholders: April 25, 2025 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Putnam Managed Municipal Income Trust (the “Fund”) was held at the Fund’s offices,
100 Federal Street, Boston, MA, on April 25, 2025. The purpose of the meeting was to elect Trustees of the Fund and to fix the number of Trustees for the Fund at 8. At the meeting, all the nominees were elected by the shareholders to serve as Trustees of the Fund. Shareholders also fixed the number of Trustees for the Fund at 8. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of Trustees:
* Mr. Agdern and Mr. Mason have been elected as Trustees by the holders of the preferred shares, voting as a separate class, while the other Trustees have been elected by the holders of the preferred shares and common shares voting together as a single class.
2. Fixing the number of Trustees at 8:
Term Expiring 2026 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Robert D. Agdern*
............
Carol L. Colman
.............
Anthony Grillo
...............
Eileen A. Kamerick
...........
Nisha Kumar
................
Peter Mason*
...............
Hillary A. Sale
...............
Jane E. Trust
................
54
32,009,688
31,675,012
32,030,651
31,459,446
54
32,022,391
32,009,951
3.25%
95.55%
94.55%
95.62%
93.91%
3.25%
95.59%
95.55%
3.09%
73.58%
72.81%
73.63%
72.31%
3.09%
73.61%
73.58%
1,607
1,489,783
1,824,459
1,468,820
2,040,025
1,607
1,477,080
1,489,520
96.75%
4.45%
5.45%
4.38%
6.09%
96.75%
4.41%
4.45%
91.99%
3.42%
4.19%
3.38%
4.69%
91.99%
3.40%
3.42%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
Against
....................
Abstain
....................
31,279,320
1,634,586
587,217
93.37%
4.88%
1.75%
71.90%
3.76%
1.35%

Putnam Managed Municipal Income Trust

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust
and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan
(each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not
participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.
Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.
If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.
To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.
How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.
If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market.
The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.
How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.
Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.
About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

Putnam Managed Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice.
However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.
If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf.
If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.
In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

PUTNAM MANAGED MUNICIPAL INCOME TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Important notice regarding share
repurchase program
In September 2024, the Trustees of your fund approved
the renewal of a share repurchase program that had been
in effect since 2005. This renewal allows your fund to
repurchase, in the 365 days beginning October 1, 2024,
up to 10% of the fund’s common shares outstanding as of
September 30, 2024.
Important notice regarding delivery of
shareholder documents
In accordance with Securities and Exchange Commission
(SEC) regulations, Putnam sends a single notice of
internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy
statements to Putnam shareholders who share the same
address, unless a shareholder requests otherwise. If you
prefer to receive your own copy of these documents, please
call Putnam at 1-800-225-1581, and Putnam will begin
sending individual copies within 30 days.
Proxy Voting
The Investment Manager is committed to managing our
funds in the best interests of our shareholders. The Putnam
Investments’ proxy voting guidelines and procedures, as
well as information regarding how your fund voted proxies
relating to portfolio securities during the 12-month period
ended June 30, 2024, are available at franklintempleton.
com/regulatory fund-documents and on the SEC’s website,
www.sec.gov. If you have questions about finding forms on
the SEC’s website, you may call the SEC at 1-800-SEC-
0330. You may also obtain The Putnam Investments’ proxy
voting guidelines and procedures at no charge by calling
Putnam’s Shareholder Services at 1-800-225-1581.
Fund Portfolio Holdings
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Privacy Policy
To better service your accounts and process transactions or
services you requested, we may share non-public personal
information with other Franklin Templeton companies.
From time to time we may also send you information about
products/services offered by other Franklin Templeton
companies although we will not share your non-public
personal information with these companies without first
offering you the opportunity to prevent that sharing.
We will only share non-public personal information with
outside parties in the limited circumstances permitted by
law. For example, this includes situations where we need to
share information with companies who work on our behalf to
service or maintain your account or process transactions you requested, when the disclosure is to companies assisting
us with our own marketing efforts, when the disclosure is
to a party representing you, or when required by law (for
example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or
with whom we have joint marketing agreements, are under
contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we
asked them to perform.

38918-S 06/25
© 2025 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Putnam Managed Municipal Income Trust
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Putnam Investor Services
Inc.
100 Federal Street,
Boston, MA 02110
Toll Free Number:
1-800-225-1581
(800) DIAL BEN
®
/
342-5236

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program*	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs**
Month #1 (11/1/24 - 11/30/24)	244,781	6.27	244,781	4,114,263
Month #2 (12/1/24 - 12/31/24)	398,504	6.20	398,504	3,715,759
Month #3 (1/1/25 - 1/31/25)	475,394	6.16	475,394	3,240,365
Month #4 (2/1/25 - 2/28/25)	177,748	6.27	177,748	3,062,617
Month #5 (3/1/25 - 3/31/25)	184,829	6.19	184,829	2,877,788
Month #6 (4/1/25 - 4/30/25)	196,242	5.84	196,242	2,681,546
Total	1,677,498		1,677,498

*In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2023, which was in effect between October 1, 2023 and September 30, 2024, allowed the fund to repurchase up to 4,715,013 of its shares. The program renewed by the Board in September 2024, which is in effect between October 1, 2024 and September 30, 2025, allows the fund to repurchase up to 4,478,188 of its shares.

**Information prior to October 1, 2024, is based on the total number of shares eligible for repurchase under the program, as amended through September 2023. Information from October 1, 2024 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2024.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Managed Municipal Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	June 26, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2025